Cover	Jul. 25, 2024
Cover [Abstract]
Title of 12(b) Security	Common Shares, no par value
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Trading Symbol	IMAX
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Soliciting Material	false
Pre-commencement Tender Offer	false
Written Communications	false
Document Period End Date	Jul. 25, 2024
City Area Code	905
Local Phone Number	403-6457
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5K 1B1
Entity Address, Address Line One	2525 Speakman Drive
Document Type	8-K
Registrant Name	IMAX Corporation
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-35066
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-0140269
Central Index Key	0000921582
Amendment Flag	false
Other Address
Document Information [Line Items]
City Area Code	212
Local Phone Number	821-0142
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10010
Entity Address, Address Line One	902 Broadway
Entity Address, Address Line Two	Floor 20